Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020	May 31, 2020
Operating lease, right of use asset	$ 455,559	$ 455,559	$ 532,327
Escondido Ca [Member]
Operating lease liability						$ 822,389
Operating lease, right of use asset						$ 822,389
Effective borrowing rate						3.00%
Operating Lease, Expense	$ 99,020	$ 198,040
Brownsville Tx [Member]
Operating lease liability						$ 177,124
Operating lease, right of use asset						$ 177,124
Effective borrowing rate						3.00%
Prakat Subsidiary [Member]
Operating lease liability					$ 140,874
Operating lease, right of use asset					$ 140,874
Effective borrowing rate	9.20%	9.20%
Poway Ca [Member]
Operating lease liability				$ 277,856
Operating lease, right of use asset				$ 277,856
Effective borrowing rate				300.00%